TYPE:	13F-HR
PERIOD	12/30/2002
FILER
   CIK	1135312
   CCC	m#mvms3h
SUBMISSION - CONTACT
   NAME	O. Chaplin
   PHONE 609-895-7394

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.): [] is a restatement.
				  [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Retirement Capital Advisors
Address: 11500 Northlake Drive
	 Cincinnati, Ohio  45249

Form 13F File Number:

The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Oren M. Chaplin, Esq.
Title:   Filer's Attorney
Phone:   609-895-7394


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]


                                                               Form 13 F Information Table
Name of Issuer           Title  CUSIP       VALUE  Shares/ SH/ PUT/ INVESTMT OTHER    VOTING AUTHORITY
                      of Class            (X$1000) PRN AMT PRN CALL DSCRETN  MANAGERS SOLE SHARED NONE
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
American Intl Group      Com  026874107    3556     61461   SH      SOLE             61461
American Phone Corp      Com  028870103       0       580   SH      SOLE               580
Amgen Inc.               Com  031162100      12       250   SH      SOLE               250
AOL Time Warner          Com  00184A105      13       986   SH      SOLE               986
BAC Cap. Grp. TR II 7.00%Pref 055188205      10       385   SH      SOLE               385
Bank of America		 Com  060505104    4678     67242   SH      SOLE             67242
Bellsouth Corp.		 Com  079860102      20       760   SH      SOLE               760
Bristol Myers Squibb     Com  110122108      12       500   SH      SOLE               500
Broadwing, Inc.          Com  111620100       1       300   SH      SOLE               300
Calpine                  Com  131347106     327    100439   SH      SOLE            100439
Cardinal Health Inc.     Com  14149Y108      12       200   SH      SOLE               200
Cincinnati Financial     Com  172062101      11       300   SH      SOLE               300
Cisco Systems            Com  17275R102    4474    341554   SH      SOLE            341554
Citigroup                Com  172967101      54      1538   SH      SOLE              1538
Citigroup Cap. VIII 6.95%Pref 17306R204      10       385   SH      SOLE               385
Clear Channel Comm       Com  184502102       3        75   SH      SOLE                75
Concord EFS		 Com  206197105       4       250   SH      SOLE	       250
Dell Computer	         Com  247025109      12       465   SH	    SOLE               465
Duke Energy              Com  247025109       5       275   SH      SOLE               275
Eli Lily & Co.           Com  532457108      32       500   SH      SOLE               500
EMC Corp.                Com  268648102     711    115862   SH      SOLE            115862
Exodus Communications    Com  302088109       0       500   SH      SOLE               500
Exxon Mobil              Com  30231G102    1871     53551   SH      SOLE             53551
Federal National Mort.   Com  313586109      19       300   SH      SOLE               300
Fifth Third Bancorp.     Com  316773100      49       830   SH      SOLE               830
Fleet Capital 7.20%      Pref 33889V207      20       800   SH      SOLE               800
Ford Motor Company       Com  345370100       1       100   SH      SOLE               100
General Electric         Com  369604103    4603    189053   SH      SOLE            189053
General Motors	         Com  370442105       6       150   SH      SOLE               150
Home Depot               Com  437076102    1065     44320   SH      SOLE             44320
IBM                      Com  459200101      15       200   SH      SOLE               200
Intel                    Com  458140100    1068     68592   SH      SOLE             68592
JDS Uniphase Corp.       Com  46612J101       0       200   SH      SOLE               200
JM Smucker Co.           Com  832696405       1        33   SH      SOLE                33
Johnson & Johnson        Com  478160104    5362     99832   SH      SOLE             99832
JP Morgan                Com  46625H100       7       280   SH      SOLE               280
Kohl's                   Com  500255104       8       150   SH      SOLE               150
Luxottica Group          Com  55068r202       9       639   SH      SOLE               639
Medtronic                Com  585055106    1058     23209   SH      SOLE             23209
Merck & Co.              Com  589331107      40       705   SH      SOLE               705
Microsoft                Com  594918104    4205     81328   SH      SOLE             81328
MidAmerica Waste Systems Com  59523f100       0       400   SH      SOLE               400
Network Appliance Corp.  Com  64120L104       1       100   SH      SOLE               100
Nokia ADR                Com  654902204       4       290   SH      SOLE               290
Nortel Network Corp.     Com  656568102       0       165   SH      SOLE               165
Oracle                   Com  68389X105     357     33050   SH      SOLE             33050
Pfizer Inc               Com  717081103    4343    142056   SH      SOLE            142056
PG Call Leap 2004 110    Call 74271C9AB  (2500)        15   SH CALL SOLE                15
PG Call Option 1/03 90   Call 74271D9AR  (1000)        20   SH CALL SOLE                20
Procter & Gamble         Com  742718109   11817    137501   SH      SOLE            137501
Sepracor                 Com  817315104       0        10   SH      SOLE                10
Sun Microsystems         Com  866810104       1       361   SH      SOLE               361
Suntrust Cap V 7.05%     Pref 86789N204      10       385   SH      SOLE               385
Texas Instruments        Com  882508104      11       725   SH      SOLE               725
Travelers Property A	 Com  89420g109	      1        38   SH      SOLE                38
Travelers Property B	 Com  89420g406       1        79   SH      SOLE                79
Tyco Int'l LTD New       Com  902124106    2174    127289   SH      SOLE            127289
Verizon                  Com  92343V104      23       600   SH      SOLE               600
Wal-Mart Stores Inc.     Com  931142103    5449    107876   SH      SOLE            107876
Walgreen Co.             Com  931422109      10       350   SH      SOLE               350
Wells Fargo              Com  949746101    3487     74405   SH      SOLE             74405
Worldcom 	         Com  98157D106      33    265548   SH      SOLE            265548
Worldcom Inc. - MCI GroupCom  98157D304       0        15   SH      SOLE                15

/TEXT
/DOCUMENT
/SUBMISSION